Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangements [Abstract]
Number and weighted average exercise price of share options
The number and the weighted-average exercise prices of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at 1 July 2024	—	6,965	25,687	1,591,672	2,729	2,697,664
Options granted during the year	—	—	—	2,258,950	—	2,071,531
Options exercised during the year	—	—	(24,462)	(473,456)	—	—
Options forfeited during the year	—	—	(1,225)	(1,489,769)	—	(595,658)
Options expired during the year	—	—	—	—	(2,729)	(302,480)
Options outstanding at 30 June 2025	—	6,965	—	1,887,397	—	3,871,057

Options outstanding at 1 July 2023	5,845	6,965	29,012	904,825	345,845	1,465,971
Options granted during the year	—	—	—	1,782,074	—	1,666,502
Options exercised during the year	(5,845)	—	(3,325)	(397,562)	(165,700)	(84)
Options forfeited during the year	—	—	—	(697,665)	(14,859)	(434,725)
Options expired during the year	—	—	—	—	(162,557)	—
Options outstanding at 30 June 2024	—	6,965	25,687	1,591,672	2,729	2,697,664

Options outstanding at 1 July 2022	5,845	34,075	96,324	1,158,575	598,614	445,491
Options granted during the year	—	—	—	536,814	—	1,212,215
Options exercised during the year	—	(27,110)	(64,312)	(522,661)	(217,684)	—
Options forfeited during the year	—	—	(3,000)	(267,903)	(35,085)	(191,735)
Options outstanding at 30 June 2023	5,845	6,965	29,012	904,825	345,845	1,465,971

Weighted average exercise price 30 June 2025 - £	—	—	—	—	—	27.89
Weighted average exercise price 30 June 2024 - £	—	—	—	—	39.70	49.87
Weighted average exercise price 30 June 2023 - £	0.90	—	—	—	39.78	64.55
Weighted average share price at exercise date 2025 - £	—	—	21.40	19.33	—	—
Weighted average share price at exercise date 2024 - £	24.63	—	21.48	39.72	55.94	56.18
Weighted average share price at exercise date 2023 - £	—	61.90	57.41	57.55	58.25	—
Weighted average contractual life 2025 - years	0	11	0	3	0	5
Weighted average contractual life 2024 - years	0	12	1	2	0	5
Weighted average contractual life 2023 - years	1	13	2	2	1	6

Valuation inputs for options granted
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2025	2024	2023
Exercise price	£0.00 - £16.67	£0.00 - £39.02	£0.00 - £55.05
Risk free rate	3.93%	4.49%	4.23%
Expected volatility	54.98%	50.10%	50.36%
Expected dividends	—	—	—
Fair value of option	£8.39 - £28.85	£20.77 - £56.41	£33.56 - £72.71